Leases - Schedule of Rent Expense and Rental Income (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Leases [Abstract]
Minimum rent	$ 831.6	$ 792.2	$ 759.6
Contingent rent	12.0	13.4	21.5
Total rent expense	843.6	805.6	781.1
Tenant rental income	(98.8)	(89.3)	(89.3)
Total rent expense, net of tenant rental income	$ 744.8	$ 716.3	$ 691.8